UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22729

The Eudora Funds

(Exact name of registrant as specified in charter)

8 West 40th Street, 4th Floor

New York, NY 10018

(Address of principal executive offices)

 (Zip code)

The Eudora Funds

8 West 40th Street, 4th Floor

New York, NY 10018

(Name and address of agent for service)

Registrant's telephone number, including area code: (347) 559-6565

Date of fiscal year end: October 31

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Eudora Fund

AGNICO EAGLE MINES LIMITED

Ticker Symbol:AEM	Cusip Number:008474108
Record Date: 3/12/2015	Meeting Date: 5/1/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appointment of EY LLP as auditors of the company and authorizing the directors to fix their remuneration.	For	Issuer	For	With
3	Resolution approving an amendment to the company's incentive share purchase plan	For	Issuer	For	With
4	Resolution approving an amendment to the company's stock option plan.	Against	Issuer	For	Against
5	Advisory resolution accepting the company's approach to executive compensation.	Against	Issuer	For	Against

AMBAC FINANCIAL GROUP INC.

Ticker Symbol:AMBC	Cusip Number:023139884
Record Date: 3/19/2015	Meeting Date: 5/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify KPMG as the independent registered public accounting firm for the fiscal year ending 12/31/2015.	For	Issuer	For	With
3	To approve on an advisory basis the compensation for the named executive officers.	For	Issuer	For	With

ANNALY CAPITAL MANAGEMENT

Ticker Symbol:NLY	Cusip Number:035710409
Record Date: 3/27/2015	Meeting Date: 5/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve a non-binding advisory resolution on executive compensation.	Against	Issuer	For	Against
3	Ratification of EY LLP as the company's independent registered public accounting firm for the fiscal year 2015.	For	Issuer	For	With

ELDORADO GOLD CORPORATION

Ticker Symbol:EGO	Cusip Number:284902103
Record Date: 3/12/2015	Meeting Date: 4/30/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appoint KPMG as the independent auditor.	For	Issuer	For	With
3	Authorize the directors to set auditor's pay.	For	Issuer	For	With

GOLDCORP INC.

Ticker Symbol:GG	Cusip Number:380956409
Record Date: 3/18/2015	Meeting Date: 4/30/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of Deloitte LLP as auditor and authorizing directors to set Deloitte's remuneration.	For	Issuer	For	With
3	Repeal By-Laws #3 and #4 and replace with amended By-Law #4.	Abstained	Issuer	For	N/A
4	Approving certain amendments to the restricted share unit plan of the company.	For	Issuer	For	With
5	Advisory resolution accepting the company's approach to executive compensation.	Against	Issuer	For	Against

HARMONIC INC.

Ticker Symbol:HLIT	Cusip Number:413160102
Record Date: 4/30/2015	Meeting Date: 6/29/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve compensation of the named executive officers.	For	Issuer	For	With
3	To approve an amendment to the 2002 Director Stock Plan to increase the number of shares available under the plan by 350,000.	For	Issuer	For	With
4	To ratify PWC LLP as the independent registered public accounting firm of the company for the fiscal year ending 12/31/2015	For	Issuer	For	With

II-VI INCORPORATED

Ticker Symbol:IIVI	Cusip Number:902104108
Record Date: 9/3/2014	Meeting Date: 11/7/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	NON-BINDING ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS FOR FISCAL YEAR 2014.	For	Issuer	For	With
3	APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE II-VI INCORPORATED 2012 OMNIBUS INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR GRANT.	Against	Issuer	For	Against
4	RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2015.	For	Issuer	For	With

INTERXION HOLDING NV

Ticker Symbol:INXN	Cusip Number:N47279109
Record Date: 10/13/2014	Meeting Date: 11/10/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO APPOINT MR. ROB RUIJTER AS NON-EXECUTIVE DIRECTOR.	For	Issuer	For	With

J.G. WENTWORTH COMPANY

Ticker Symbol:JGW	Cusip Number:46618D108
Record Date: 4/13/2015	Meeting Date: 6/11/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the appointment of EY LLP as JGW's independent registered public accounting firm for the 2015 fiscal year.	For	Issuer	For	With

LINDSAY CORPORATION

Ticker Symbol:LNN	Cusip Number:535555106
Record Date: 12/1/2014	Meeting Date: 1/26/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	Split	Issuer	For	With/Against
2	Approval of 2015 LTIP	Against	Issuer	For	Against
3	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING AUGUST 31, 2015.	For	Issuer	For	With
4	NON-BINDING VOTE ON RESOLUTION TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against

MRC GLOBAL INC.

Ticker Symbol:MRC	Cusip Number:55345K103
Record Date: 3/5/2015	Meeting Date: 4/29/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Non-Binding advisory resolution approving the company's executive officer compensation.	For	Issuer	For	With
3	Amendment to the company's 2011 omnibus incentive plan.	For	Issuer	For	With
4	Ratify the ,aterial terms of the performance goals for performance awards under the company's 2011 omnibus incentive plan.	For	Issuer	For	With
5	Ratification of EY LLP as MRC's independent registered public accounting firm for 2015.	For	Issuer	For	With

RANDGOLD RESOURCES LIMITED

Ticker Symbol:GOLD	Cusip Number:752344309
Record Date: 3/20/2015	Meeting Date: 5/5/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive and consider the audited financial statements of the company for the year ended 31 December 2014 together with the directors' reports and the auditors report on the financial statements	For	Issuer	For	With
10	Award of ordinary shares to the Senior Independent Director.	Against	Issuer	For	Against
11	Award of ordinary shares to the Chairman.	Against	Issuer	For	Against
12	Authority to disapply pre-emption rights.	Abstained	Issuer	For	N/A
13	Authority for the company to purchase its own ordinary shares.	For	Issuer	For	With
2	To declare a final dividend of US$0.60 per ordinary share recommended by the directors in respect of the financial year ended 31 December 2014.	For	Issuer	For	With
3	To approve the directors' remuneration report for the financial year ended 31 December 2014 (other than the directors remuneration policy).	For	Issuer	For	With
4	To approve the directors' remuneration policy	Against	Issuer	For	Against
5	Election of Directors	Abstained	Issuer	For	N/A
6	To re-appoint BDO LLP as the auditor of the company, to hold office until the conclusion of the next annual general meeting of the company.	For	Issuer	For	With
7	To authorise the directors to determine the remuneration of the auditors.	For	Issuer	For	With
8	Authority to allot shares and grant rights to subscribe for, or convert any security into shares.	For	Issuer	For	With
9	Awards of ordinary shares to non-executive directors (other than the Senior Independent Director and the Chairman).	Against	Issuer	For	Against

SEACOR HOLDINGS INC.

Ticker Symbol:CKH	Cusip Number:811904101
Record Date: 4/6/2015	Meeting Date: 6/4/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A Vote for the election of BOD Nominees	For	Issuer	For	With
2	Advisory approval of the company's Named Executive Officer Compensation	For	Issuer	For	With
3	Ratification of the appointment of EY LLP as CKH's independent registered public accounting firm for the fiscal year ending 12/31/2015	For	Issuer	For	With

TECHTARGET, INC.

Ticker Symbol:TTGT	Cusip Number:87612E106
Record Date: 4/22/2015	Meeting Date: 6/19/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the appointment of BDO LLP as the company's independent registered public accounting firm for the fiscal year ending 12/31/2015.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Eudora Funds

By /s/David Cohen

* David Cohen

President

Date: August 27, 2015

*Print the name and title of each signing officer under his or her signature.